Debt (Detail Textuals) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about borrowings [line items]
Repayments of long-term debt	$ 42,253	$ 186,286	$ 68,707
Long term debt at 5.05 percent interest rate due to bank
Disclosure of detailed information about borrowings [line items]
Percentage of fixed interest plus interest margin and backup guarantee fee	5.05%
Long term debt at 2.7 percent interest rate due to bank
Disclosure of detailed information about borrowings [line items]
Long term debt at fixed rate of interest | €				€ 13,404
Debt instrument description of variable rate basis	EURIBOR
Debt Instrument, Basis Spread on Variable Rate				1.55%
Repayments of long-term debt	$ 1,559
Long term debt at 2.7 percent interest rate due to bank | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Fixed interest rate				2.70%